SHARE INCENTIVE PLAN (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Oct. 24, 2018 installment $ / shares	Apr. 02, 2018 installment $ / shares shares	Mar. 14, 2018 installment $ / shares	Jul. 01, 2017 $ / shares shares	Jun. 22, 2017 installment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
SHARE INCENTIVE PLAN
Ordinary shares, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001
Share options granted (in shares) | shares						530,757		554,000
Exercise price per share of the options granted						$ 0.001		$ 0.01
Fair value of shares granted								3.03
Weighted average grant date fair value of options granted						$ 1.69	$ 0	$ 2.69
Total fair value of options vested | $						$ 62	$ 1,910	$ 2,990
Total intrinsic value of options exercised | $						$ 0	$ 0	$ 0
Grant date fair value						$ 3.93	$ 4.94	$ 6.21	$ 11.05
Total fair value of nonvested shares vested | $						$ 1,012	$ 656	$ 403
Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Fair value of shares granted						$ 0	$ 0	$ 3.03
Vested and exercisable upon 1st anniversary year
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)						25.00%		25.00%
Vested quarterly in twelve quarters with equal quarterly installments
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)						75.00%		75.00%
Board of Directors
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares					1,286,878
Exercise price per share of the options granted					$ 11.66
Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		20,000				530,757		554,000
Exercise price per share of the options granted		$ 0.01				$ 0.001		$ 0.001
Vesting of share-based compensation (as a percent)		25.00%
Shares vesting quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | installment		12
Contract term						10 years		10 years
Director and consultant
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares				50,300
Exercise price per share of the options granted				$ 1.48
Directors and executive officers | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | installment			12
Grant date fair value			$ 20.43
Non-employees | Non Vested Shares [Member]
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | installment	12
Grant date fair value	$ 17.11
Completion of IPO before June 22, 2018 | Board of Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)					25.00%
Shares vesting quarterly in twelve quarters (as a percent)					75.00%
Number of quarters of vesting | installment					12
Non completion of IPO before June 22, 2018 | Board of Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)					25.00%
Shares vesting quarterly in twelve quarters (as a percent)					75.00%
Number of quarters of vesting | installment					12
Completion of IPO on September 27, 2018 | Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares					772,127
Exercise price per share of the options granted					$ 11.66
Vesting of share-based compensation (as a percent)					25.00%
Shares vesting quarterly in twelve quarters (as a percent)					75.00%
Number of quarters of vesting | installment					12
2009 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares						2,573,756
Ordinary shares, par value (in dollars per share)						$ 0.001
2017 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares						2,059,005
Additional annual increase in number of shares (as a percent)						2.00%